Fair Value Measurements and Hierarchy - Carrying Value of Financial Instruments (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash								$ 100,935	$ 179,512
P3 Health Partners Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Cash	$ 140,477,586	$ 140,477,586	$ 63,145,379	$ 16,322,893		$ 63,145,379	$ 16,322,893	$ 5,300,842	$ 36,261,104	$ 32,592,496
Restricted Cash	356,286	356,286	753,920	$ 223,872		753,920	$ 223,872	$ 54,095	3,641,843	$ 312,352
Clinic Fees and Insurance Receivables, Net	1,090,104	1,090,104	1,931,291			1,931,291			675,954
Other Receivables	726,903	726,903	261,935			261,935			146,117
Accounts Payable and Accrued Expenses	17,730,683	17,730,683	20,693,070			20,693,070			11,793,125
Liability for warrants	$ 11,382,826	$ 11,382,826	$ 5,429,009			$ 5,429,009			$ 6,316,605